RELATED PARTY TRANSACTIONS (Details) (USD $)		1 Months Ended	4 Months Ended	5 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2011 Barry Honig [Member]	Oct. 31, 2012 Barry Honig [Member]	Dec. 31, 2011 Barry Honig [Member]	Dec. 31, 2013 Barry Honig [Member]	Aug. 31, 2013 Barry Honig [Member]	Dec. 31, 2012 Barry Honig [Member]	Jan. 31, 2013 Continental Resources	Jun. 30, 2013 Continental Resources	Dec. 31, 2013 Continental Resources	Dec. 31, 2012 Continental Resources
Related party transactions
Proceeds from debt advanced		$ 2,250,000
Payments on notes in advance				1,688,250
Extinguished debt			75,500
Principle amount of note payable	486,250		486,250		0		486,250
Accrued interest and fees					0	159,230	142,164
Distribution to former parent company								$ 15,066	$ 15,066	$ 15,066	$ 611,589